Credit Impairment Charges and Provisions	6 Months Ended
Jun. 30, 2023
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Credit Impairment Charges and Provisions
4. CREDIT IMPAIRMENT CHARGES AND PROVISIONS
For the Half Year to

	30 June 2023	30 June 2022
	£m	£m
Credit impairment charges/(write-backs):
Loans and advances to customers	98	114
Recoveries of loans and advances, net of collection costs	4	(6)
Off-balance sheet credit exposures (See Note 21)	3	10
	105	118
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 21)	149	121
Releases for residual value and voluntary termination	(1)	(3)
	148	118
	253	236

In H123 and H122 there were no material credit impairment charges on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.